Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	130,952,000	65,060,000	57,065,000
£2.6270–£5.9640
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	130,952,539	65,060,681
£2.6270–£5.9640 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share) | £ / shares	£ 2.6270	£ 4.0472
£2.6270–£5.9640 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share) | £ / shares	£ 5.9640	£ 5.9640